Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	10 Months Ended	12 Months Ended
	Oct. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Acquisition-related Costs [Member]	Dec. 31, 2011 Ntelos Holdings [Member]	Dec. 31, 2010 Ntelos Holdings [Member]
Related party interest expense	$ 9.5	$ 4.9
General and administrative expenses from related party	7.3	8.0
Corporate expenses	2.6	5.1	2.8
Contribution expense previously unallocated amounts from parent				$ 2.4	$ 1.5